FEDERAL AND STATE INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Effects Of Principal Temporary Differences [Abstract]
Allowance for possible loan and lease losses	$ 3,324	$ 3,055	$ 3,309
Deferred compensation	$ 2,563	2,557	2,516
Write down of other real estate		$ 9	314
Deferred gain on OREO sale			188
Amortization of core deposit intangible	$ (1,747)	$ (1,577)	(272)
Recognition of nonaccrual loan income	119	129	111
Unrealized losses on available-for-sale securities	1,644	2,124	6,613
Post-retirementbenefit obligation	841	986	890
Accelerated depreciation	(691)	(973)	(822)
Amortization of goodwill	$ (1,229)	$ (1,109)	(2,591)
Dividend Income - F&M West			(372)
Prepaid Expenses	$ (135)	$ (135)	(178)
Other	(733)	31	240
Net deferred tax asset	$ 3,956	$ 5,097	$ 9,946